SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SEGMENT INFORMATION
Number of reportable segments | segment	3	3
Net revenue	¥ 5,805,901	$ 795,405	¥ 4,895,633	¥ 3,434,620
Depreciation and amortization	8,893	1,218	7,116	26,430
Operating costs and expenses:
Sales and marketing	(1,196,429)	(163,910)	(656,603)	(573,974)
Origination and servicing	(882,957)	(120,965)	(976,172)	(776,841)
Research and development	(352,146)		(51,684)	(86,592)
General and administrative	(154,540)		(144,323)	(195,327)
Allowance for contract assets, receivables and others	(520,140)		(261,446)	(160,946)
Provision for contingent liabilities	(869,280)	(119,091)	(27,035)	(21,501)
Total segment income from operations	1,830,409		2,778,370	1,619,439
Unallocated expenses	(183,345)		(183,588)	(147,575)
Other income	214,857	$ 29,435	50,578	23,519
Income before provision for income taxes	1,861,921		2,645,360	1,495,383
Financial services business
SEGMENT INFORMATION
Net revenue	3,473,109		2,515,119	1,959,732
Depreciation and amortization	1,861		1,019	19,032
Financial services business | Operating segments
SEGMENT INFORMATION
Net revenue	3,473,109		2,515,119	1,959,732
Operating costs and expenses:
Sales and marketing	(1,102,737)		(498,055)	(383,950)
Origination and servicing	(442,312)		(223,468)	(151,539)
Research and development	(342,495)		(44,467)	(80,866)
General and administrative	(107,648)		(53,031)	(81,651)
Allowance for contract assets, receivables and others	(519,895)		(262,607)	(158,868)
Provision for contingent liabilities	(869,280)		(27,035)	(21,501)
Total segment income from operations	88,742		1,406,456	1,081,357
Income before provision for income taxes	88,742		1,406,456	1,081,357
Insurance brokerage business
SEGMENT INFORMATION
Net revenue	408,369		963,822	731,797
Depreciation and amortization	359		101	135
Insurance brokerage business | Operating segments
SEGMENT INFORMATION
Net revenue	408,369		963,822	731,797
Operating costs and expenses:
Sales and marketing	(13,706)		(12,887)	(17,417)
Origination and servicing	(407,225)		(697,669)	(524,767)
Research and development	(979)		(651)	(2,920)
General and administrative	(15,389)		(13,835)	(21,003)
Allowance for contract assets, receivables and others	663		390	(431)
Total segment income from operations	(28,267)		239,170	165,259
Income before provision for income taxes	(28,267)		239,170	165,259
Consumption & lifestyle business and other
SEGMENT INFORMATION
Net revenue	1,924,423		1,416,692	743,091
Depreciation and amortization	968		1,506	1,774
Consumption & lifestyle business and other | Operating segments
SEGMENT INFORMATION
Net revenue	1,924,423		1,416,692	743,091
Operating costs and expenses:
Sales and marketing	(79,986)		(145,661)	(172,607)
Origination and servicing	(33,420)		(55,035)	(100,535)
Research and development	(8,672)		(6,566)	(2,806)
General and administrative	(31,503)		(77,457)	(92,673)
Allowance for contract assets, receivables and others	(908)		771	(1,647)
Total segment income from operations	1,769,934		1,132,744	372,823
Income before provision for income taxes	¥ 1,769,934		¥ 1,132,744	¥ 372,823